UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08085

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 10

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2013

Date of reporting period:	7/31/2013

Item 1.	Schedule of Investments

Prudential Jennison Equity Income Fund

Schedule of Investments

as of July 31, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.2%
COMMON STOCKS — 89.2%
Aerospace & Defense — 1.0%
Boeing Co. (The)	378,281	$ 39,757,333

Air Freight & Logistics — 2.0%
FedEx Corp.	379,880	40,267,280
TNT Express NV (Netherlands)	4,763,377	37,490,283

		77,757,563

Beverages — 2.3%
Britvic PLC (United Kingdom)	6,617,918	54,724,619
Molson Coors Brewing Co. (Class B Stock)(a)	752,429	37,666,596

		92,391,215

Capital Markets — 0.5%
T. Rowe Price Group, Inc.	285,208	21,459,050

Chemicals — 1.5%
Monsanto Co.	597,549	59,025,890

Commercial Banks — 3.0%
Corpbanca SA, ADR (Chile)(a)	1,439,268	21,473,879
Wells Fargo & Co.	2,199,680	95,686,080

		117,159,959

Commercial Services & Supplies — 3.3%
Covanta Holding Corp.	1,665,508	34,659,222
Iron Mountain, Inc.	1,930,808	53,676,462
Waste Management, Inc.	1,019,399	42,845,340

		131,181,024

Computers & Peripherals — 3.3%
Apple, Inc.	287,297	130,001,892

Diversified Financial Services — 4.5%
Bank of America Corp.	2,445,392	35,702,723
Citigroup, Inc.	1,851,565	96,540,600
Gateway Energy & Resource Holdings LLC, 144A (original cost $2,000,000; purchased 12/14/07)*(b)(c)	100,000	1,520,446
JPMorgan Chase & Co.	815,414	45,443,022

		179,206,791

Diversified Telecommunication Services — 4.6%
Cogent Communications Group, Inc.	823,098	23,557,065
Frontier Communications Corp.(a)	17,849,584	77,824,186
Vivendi SA (France)	3,828,422	81,862,163

		183,243,414

Electric Utilities — 2.7%
Alupar Investimento SA, (Brazil)	1,777,926	13,716,220
Alupar Investimento SA, 144A (Brazil)(b)	375,608	2,897,714
EDP Energias de Portugal SA (Portugal)	15,200,311	54,038,614
NRG Yield, Inc. (Class A Stock)	1,290,314	36,773,949

		107,426,497

Food & Staples Retailing — 0.9%
CVS Caremark Corp.	574,078	35,300,056

Food Products — 4.1%
Bunge Ltd. (Bermuda)	564,429	42,902,248
Mondelez International, Inc.	888,620	27,787,148
Pinnacle Foods, Inc.	916,458	23,342,185
Tate & Lyle PLC (United Kingdom)	3,153,939	40,289,953
Unilever NV (Netherlands)	689,726	27,595,937

		161,917,471

Hotels, Restaurants & Leisure — 3.3%
Carnival Corp. (Panama)	887,594	32,867,606
SeaWorld Entertainment, Inc.	671,863	24,637,216
Starbucks Corp.	725,396	51,677,211
Wendy’s Co. (The)(a)	3,066,099	21,799,964

		130,981,997

Household Products — 1.6%
Procter & Gamble Co. (The)	776,684	62,367,725

Industrial Conglomerates — 1.3%
General Electric Co.	2,147,380	52,331,651

Insurance — 1.6%
MetLife, Inc.	1,281,184	62,034,929

Internet Software & Services — 2.8%
Rackspace Hosting, Inc.*(a)	802,849	36,361,031
Telecity Group PLC (United Kingdom)	3,056,403	41,294,922
Yahoo!, Inc.*(a)	1,197,420	33,635,528

		111,291,481

Leisure Equipment & Products — 1.0%
Mattel, Inc.	900,785	37,859,994

Life Sciences Tools & Services — 1.6%
Thermo Fisher Scientific, Inc.(a)	690,519	62,913,186

Machinery — 0.8%
IDEX Corp.	523,186	31,208,045

Media — 5.8%
Cablevision Systems Corp. (Class A Stock)(a)	2,321,815	43,394,722
Cinemark Holdings, Inc.	1,708,565	49,753,413
Lagardere SCA (France)	615,418	19,500,685
RTL Group SA, 144A (Luxembourg)	294,926	26,341,796
Thomson Reuters Corp. (Canada)(a)	1,427,996	48,594,704
Time Warner Cable, Inc.	369,035	42,095,822

		229,681,142

Oil, Gas & Consumable Fuels — 10.3%
Cheniere Energy, Inc.*(a)	2,472,393	70,636,268
HollyFrontier Corp.	517,513	23,572,717
Lightstream Resources Ltd (Canada)	3,434,342	28,020,432
Pembina Pipeline Corp. (Canada)	1,165,906	36,551,154
Pembina Pipeline Corp., Reg D (original cost $13,325,721; purchased 03/15/13) (Canada)(b)(c)	443,583	13,906,327
Penn West Petroleum Ltd (Canada)	1,000,967	11,499,767
Phillips 66	865,392	53,221,608
SemGroup Corp. (Class A Stock)	756,018	42,669,656
Targa Resources Corp.	1,336,523	91,110,773
Tesoro Corp.	352,625	20,046,731
Western Refining, Inc.(a)	576,707	17,376,182

		408,611,615

Pharmaceuticals — 8.2%
Bristol-Myers Squibb Co.	2,156,151	93,231,969
Merck & Co., Inc.	1,719,269	82,817,188
Novo Nordisk A/S, ADR (Denmark)	267,024	45,105,694
Pfizer, Inc.	2,654,986	77,605,241
Zoetis, Inc.	865,824	25,810,213

		324,570,305

Real Estate Investment Trusts — 6.9%
First Potomac Realty Trust	2,743,191	37,225,102
Geo Group, Inc. (The)	2,173,706	75,471,072
Medical Properties Trust, Inc.(a)	1,242,288	18,137,405
MFA Financial, Inc.	6,637,163	52,964,561
ProLogis, Inc.(a)	1,121,709	43,028,757
Starwood Property Trust, Inc.	1,772,257	45,015,328

		271,842,225

Road & Rail — 3.4%
Canadian Pacific Railway Ltd. (Canada)	399,464	49,086,136
J.B. Hunt Transport Services, Inc.	510,770	38,271,996
Union Pacific Corp.	292,608	46,404,703

		133,762,835

Semiconductors & Semiconductor Equipment — 1.8%
Xilinx, Inc.(a)	1,529,174	71,397,134

Software — 2.4%
Activision Blizzard, Inc.	3,058,437	54,990,697
Intuit, Inc.	618,751	39,550,564

		94,541,261

Specialty Retail — 2.7%
GameStop Corp. (Class A Stock)(a)	1,299,130	63,735,318

Home Depot, Inc. (The)				540,500	42,715,715

					106,451,033

TOTAL COMMON STOCKS (cost $3,075,321,051)					3,527,674,713

PREFERRED STOCKS — 3.7%
Aerospace & Defense — 0.8%
United Technologies Corp., CVT, 7.50%(a)(b)				510,924	32,765,556

Airlines — 0.4%
Continental Airlines Finance Trust II, CVT, 6.00%				364,902	17,104,782

Diversified Telecommunication Services — 0.4%
Intelsat SA (Luxembourg), CVT, 5.750%				242,300	14,302,969

Electric Utilities — 1.5%
Nextera Energy, Inc., CVT, 5.889%(b)				810,600	47,120,178
PPL Corp., CVT, 8.75%(b)				220,000	11,985,600

					59,105,778

Insurance — 0.6%
Metlife, Inc., CVT, 5.00%(b)				413,000	23,565,780

TOTAL PREFERRED STOCKS (cost $121,886,777)					146,844,865

	Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#
CONVERTIBLE BONDS — 6.3%
Airlines — 0.9%
United Continental Holdings, Inc., Sr. Unsec’d. Notes	6.00%	10/15/29	CCC+(d)	9,122	37,069,527

Internet Software & Services — 1.2%
GS Yahoo, Inc., Notes, 144A(b)	3.25%	09/13/13	NR	175,531	46,836,849

Leisure Equipment & Products — 0.4%
Callaway Golf Co., Notes, 144A(b)	3.75%	08/15/19	NR	12,500	14,046,875

Oil, Gas & Consumable Fuels — 2.2%
BAC Cheniere Energy, Inc., Notes, 144A	5.70%	10/10/13(b)	NR	105,500	29,518,900
BAC Cheniere Energy, Inc., Notes, 144A	8.15%	11/12/13(b)	NR	104,000	30,284,800
BAC Williams Co., Notes, 144A(b)	6.22%	11/22/13	NR	83,000	28,709,700

					88,513,400

Pharmaceuticals — 1.6%
GS Endo Health Solutions, Notes, 144A	4.15%	12/24/13(b)	NR	78,700	30,343,367
GS Endo Health Solutions, Notes, 144A	5.10%	11/29/13(b)	NR	87,848	32,790,279

					63,133,646

TOTAL CONVERTIBLE BONDS (cost $230,965,375)					249,600,297

TOTAL LONG-TERM INVESTMENTS (cost $3,428,173,203)					3,924,119,875

				Shares
SHORT-TERM INVESTMENT — 5.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $205,042,321; includes $163,106,664 of cash collateral for securities on loan)(e)(f)				205,042,321	205,042,321

TOTAL INVESTMENTS — 104.4% (cost $3,633,215,524)(g)					4,129,162,196
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.4)%					(175,801,302)

NET ASSETS — 100.0%					$3,953,360,894

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
Reg D	Regulation D is an exemption offered by the Securities and Exchange Commission that allows for the sale of equity or debt securities to investors in a private placement transaction. Most of the companies that utilize Regulation D are privately held companies that are seeking to raise private capital from investors.
ADR	American Depositary Receipt
CVT	Convertible Security
NR	Not Rated by Moody’s or Standard & Poor’s
†	The ratings reflected are as of July 31, 2013. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $160,094,865; cash collateral of $163,106,664 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Indicates a security or securities that have been deemed illiquid.

(c)	Private Placement restricted as to resale and does not have a readily available market. The aggregate original cost of such security is $15,325,721. The aggregate value of $15,426,773 is approximately 0.4% of net assets.
(d)	Standard & Poor’s rating.
(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(f)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(g)	The United States federal income tax basis of the Schedule of Investments was $3,636,875,001; accordingly, net unrealized appreciation on investments for federal income tax purposes was $492,287,195 (gross unrealized appreciation $596,034,711; gross unrealized depreciation $103,747,516). The difference between book and tax basis is primarily attributable to deferred losses on wash sales and other book to tax differences as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$3,170,611,232	$357,063,481	$—
Preferred Stocks	146,844,865	—	—
Convertible Bonds	—	51,116,402	198,483,895
Affiliated Money Market Mutual Fund	205,042,321	—	—

Total	$3,522,498,418	$408,179,883	$198,483,895

Fair Value of Level 2 investments at 10/31/12 was $40,883,348. An amount of $89,225,746 was transferred from Level 1 into Level 2 at 07/31/13 as a result of fair valuing such foreign securities using third party vendor modeling tools. Such fair values are used to reflect the impact of market movements between the time at which the fund normally values its securities and the earlier closing of foreign markets.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Convertible Bonds
Balance as of 10/31/12	$207,145,546
Accrued discounts/premiums	13,004
Realized gain (loss)	14,134,826
Change in unrealized appreciation (depreciation)*	11,678,149
Purchases	189,268,838
Sales	(211,811,155)
Transfers into Level 3	—
Transfers out of Level 3	(11,945,313)

Balance as of 7/31/13	$198,483,895

*	Of which, $9,202,053 was included in Net Assets relating to securities held at the reporting period end.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there was one Convertible Bond security transferred out of Level 3 as a result of being priced by a formula with observable inputs.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Valuation Committee, which contain unobservable inputs. Such methodologies include, but are not limited to, using prices provided by a single broker/dealer, the cost of the investment, and broker quotes adjusted for changes in yields of compariable U.S. Government and other securities using fixed income securities valuation model.

Prudential Mid-Cap Value Fund

Schedule of Investments

as of July 31, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.2%
COMMON STOCKS — 99.0%
Aerospace & Defense — 3.0%
Alliant Techsystems, Inc.	11,600	$1,079,960
Exelis, Inc.	96,500	1,426,270
Huntington Ingalls Industries, Inc.	17,400	1,081,932
L-3 Communications Holdings, Inc.(a)	15,600	1,453,140

		5,041,302

Airlines — 0.6%
Delta Air Lines, Inc.*	46,500	987,195

Auto Components — 2.8%
Delphi Automotive PLC (United Kingdom)	15,700	843,404
Lear Corp.(a)	16,000	1,108,320
TRW Automotive Holdings Corp.*	21,300	1,561,503
Visteon Corp.*	18,200	1,198,834

		4,712,061

Beverages — 0.6%
Molson Coors Brewing Co. (Class B Stock)(a)	19,400	971,164

Biotechnology — 0.7%
United Therapeutics Corp.*(a)	15,200	1,137,568

Capital Markets — 0.9%
Ameriprise Financial, Inc.	17,700	1,575,300

Chemicals — 0.8%
CF Industries Holdings, Inc.	7,000	1,372,070

Commercial Banks — 8.3%
BankUnited, Inc.	24,100	728,784
BOK Financial Corp.	12,400	826,956
Comerica, Inc.	18,600	791,244
East West Bancorp, Inc.	28,800	887,904
Fifth Third Bancorp	106,000	2,038,380
First Citizens BancShares, Inc. (Class A Stock)	2,200	460,900
First Niagara Financial Group, Inc.	49,000	523,810
First Republic Bank	17,800	768,782
Fulton Financial Corp.	4,400	55,396
Huntington Bancshares, Inc.	130,300	1,114,065
KeyCorp(a)	119,500	1,468,655
M&T Bank Corp.(a)	7,200	841,392
Regions Financial Corp.	125,500	1,256,255
SunTrust Banks, Inc.(a)	60,800	2,115,232

		13,877,755

Commercial Services & Supplies — 0.6%
Pitney Bowes, Inc.(a)	5,500	90,805
Republic Services, Inc.	25,000	847,750
RR Donnelley & Sons Co.(a)	7,700	146,223

		1,084,778

Communications Equipment — 1.4%
Brocade Communications Systems, Inc.*	96,200	640,692
Harris Corp.	29,300	1,672,151

		2,312,843

Computers & Peripherals — 1.8%
Lexmark International, Inc. (Class A Stock)(a)	21,700	813,533
SanDisk Corp.*	4,100	225,992
Western Digital Corp.	30,000	1,931,400

		2,970,925

Construction & Engineering — 0.6%
AECOM Technology Corp.*	25,400	861,060
URS Corp.	4,500	209,250

		1,070,310

Consumer Finance — 0.9%
SLM Corp.	62,400	1,541,904

Containers & Packaging — 1.3%
Greif, Inc. (Class A Stock)	4,800	265,536
Owens-Illinois, Inc.*	32,800	975,800
Rock-Tenn Co. (Class A Stock)	3,100	354,485
Sonoco Products Co.	15,900	611,991

		2,207,812

Diversified Consumer Services — 0.7%
Apollo Group, Inc. (Class A Stock)*	5,700	103,854
DeVry, Inc.(a)	5,100	153,408
Service Corp. International	10,000	189,700
Weight Watchers International, Inc.	16,500	782,925

		1,229,887

Diversified Financial Services — 1.4%
ING US, Inc.*	9,900	308,088
Leucadia National Corp.	43,100	1,156,373
NASDAQ OMX Group, Inc. (The)	28,400	920,160

		2,384,621

Diversified Telecommunication Services — 0.6%
CenturyLink, Inc.(a)	16,391	587,618
Frontier Communications Corp.(a)	91,600	399,376

		986,994

Electric Utilities — 6.5%
American Electric Power Co., Inc.	8,000	370,800
Edison International	35,300	1,759,705
Entergy Corp.	18,200	1,228,500
FirstEnergy Corp.(a)	44,900	1,709,343
Great Plains Energy, Inc.	2,500	60,475
Northeast Utilities	1,100	48,851
NV Energy, Inc.	46,900	1,108,247
OGE Energy Corp.	6,400	239,360
Pinnacle West Capital Corp.	20,800	1,225,120
PPL Corp.	40,900	1,299,393
Westar Energy, Inc.	5,400	181,386
Xcel Energy, Inc.	57,800	1,731,110

		10,962,290

Electronic Equipment, Instruments & Components — 1.8%
Avnet, Inc.*	34,700	1,307,149
Ingram Micro, Inc. (Class A Stock)*	16,000	365,280
Jabil Circuit, Inc.	55,900	1,285,141
Vishay Intertechnology, Inc.*(a)	9,600	138,144

		3,095,714

Energy Equipment & Services — 3.7%
Atwood Oceanics, Inc.*	700	39,438
Diamond Offshore Drilling, Inc.(a)	21,200	1,429,728
Helmerich & Payne, Inc.(a)	18,100	1,143,920
Nabors Industries Ltd. (Bermuda)	66,100	1,017,279
Oil States International, Inc.*	5,100	495,873
Patterson-UTI Energy, Inc.	22,600	446,802
Superior Energy Services, Inc.*	53,000	1,357,860
Unit Corp.*	6,200	279,496

		6,210,396

Food & Staples Retailing — 1.1%
Kroger Co. (The)	22,600	887,502
Safeway, Inc.(a)	39,300	1,013,547

		1,901,049

Food Products — 2.2%
Hillshire Brands Co.	29,400	1,035,174
Ingredion, Inc.	18,500	1,243,200
Tyson Foods, Inc. (Class A Stock)(a)	53,100	1,466,622

		3,744,996

Gas Utilities — 2.0%
AGL Resources, Inc.(a)	19,500	892,905
Atmos Energy Corp.	29,300	1,296,232
UGI Corp.	26,600	1,116,934

		3,306,071

Healthcare Providers & Services — 5.4%
Aetna, Inc.	9,300	596,781
CIGNA Corp.	25,800	2,008,014
Community Health Systems, Inc.	20,100	925,806
HCA Holdings, Inc.	31,300	1,220,700
Humana, Inc.	17,400	1,587,924
LifePoint Hospitals, Inc.*	15,600	766,896
Omnicare, Inc.(a)	10,200	538,458

Universal Health Services, Inc. (Class B Stock)	20,200	1,412,990

		9,057,569

Hotels, Restaurants & Leisure — 0.7%
Darden Restaurants, Inc.	4,600	225,630
Royal Caribbean Cruises Ltd. (Liberia)	23,500	895,115

		1,120,745

Household Durables — 0.4%
Whirlpool Corp.	4,600	616,124

Household Products — 0.1%
Energizer Holdings, Inc.(a)	1,900	193,420

Independent Power Producers & Energy Traders — 0.8%
AES Corp. (The)	102,600	1,276,344

Insurance — 9.6%
Allied World Assurance Co. Holdings AG (Switzerland)	9,500	899,175
American Financial Group, Inc.	26,600	1,374,954
American National Insurance Co.	300	33,750
Arch Capital Group Ltd. (Bermuda)*(a)	10,000	541,500
Aspen Insurance Holdings Ltd. (Bermuda)	11,500	431,135
AXIS Capital Holdings Ltd. (Bermuda)	22,500	980,100
CNA Financial Corp.	2,900	102,979
Everest Re Group Ltd. (Bermuda)	9,300	1,241,829
Fidelity National Financial, Inc. (Class A Stock)	8,300	203,184
HCC Insurance Holdings, Inc.	24,800	1,104,344
Lincoln National Corp.	19,800	825,066
Markel Corp.*	100	53,000
PartnerRe Ltd. (Bermuda)	12,800	1,146,112
Principal Financial Group, Inc.(a)	24,200	1,049,312
ProAssurance Corp.	16,600	888,598
Progressive Corp. (The)	4,000	104,040
Protective Life Corp.	20,500	888,265
Reinsurance Group of America, Inc.	12,800	871,552
RenaissanceRe Holdings Ltd. (Bermuda)	8,400	730,548
Unum Group	17,900	566,356
W.R. Berkley Corp.	17,500	741,475
XL Group PLC (Ireland)	43,800	1,373,130

		16,150,404

Internet Software & Services — 0.3%
AOL, Inc.*	15,100	556,284

IT Services — 2.3%
Amdocs Ltd. (Guernsey)	18,700	719,389
Booz Allen Hamilton Holding Corp.	13,200	282,216
Computer Sciences Corp.	27,000	1,286,820
CoreLogic, Inc.*	52,400	1,461,960
Western Union Co. (The)(a)	10,600	190,376

		3,940,761

Machinery — 1.9%
AGCO Corp.	28,700	1,614,375
CNH Global NV (Netherlands)	5,300	249,047
Dover Corp.	4,500	385,380
Timken Co.	2,000	116,840
Trinity Industries, Inc.	19,000	748,030

		3,113,672

Marine — 0.1%
Matson, Inc.	2,700	76,464

Media — 0.7%
Gannett Co., Inc.	48,600	1,251,936

Metals & Mining — 0.6%
Reliance Steel & Aluminum Co.	14,200	996,840

Multi-Line Retail — 2.3%
Dillard’s, Inc. (Class A Stock)	12,500	1,055,375
Kohl’s Corp.(a)	20,400	1,080,792
Macy’s, Inc.	37,000	1,788,580

		3,924,747

Multi-Utilities — 5.2%
Alliant Energy Corp.	22,600	1,197,122
Ameren Corp.	37,700	1,350,037
CenterPoint Energy, Inc.	17,700	439,314
CMS Energy Corp.	5,100	142,749
DTE Energy Co.	22,900	1,619,030
Integrys Energy Group, Inc.	7,700	483,560
MDU Resources Group, Inc.	900	25,236
Public Service Enterprise Group, Inc.	56,700	1,915,893
SCANA Corp.	19,000	986,290
Sempra Energy	1,000	87,630
TECO Energy, Inc.(a)	11,100	196,137
Wisconsin Energy Corp.(a)	4,900	213,052

		8,656,050

Office Electronics — 0.9%
Xerox Corp.	149,800	1,453,060

Oil, Gas & Consumable Fuels — 6.9%
Cimarex Energy Co.	10,700	817,801
Denbury Resources, Inc.*	56,300	985,250
Energen Corp.	17,500	1,048,075
HollyFrontier Corp.	24,900	1,134,195
Marathon Petroleum Corp.	17,400	1,275,942
Murphy Oil Corp.(a)	21,000	1,422,120
Noble Energy, Inc.	21,200	1,324,788
Tesoro Corp.	17,300	983,505
Valero Energy Corp.	38,100	1,362,837
Whiting Petroleum Corp.*	23,300	1,199,251

		11,553,764

Paper & Forest Products — 0.7%
Domtar Corp.	10,100	702,051
International Paper Co.	8,700	420,297

		1,122,348

Personal Products — 0.4%
Herbalife Ltd. (Cayman Islands)(a)	11,300	740,150

Pharmaceuticals — 0.6%
Warner Chilcott PLC (Class A Stock) (Ireland)	47,700	1,016,487

Real Estate Investment Trusts — 8.0%
Alexandria Real Estate Equities, Inc.	800	54,800
American Capital Agency Corp.	48,400	1,090,452
Annaly Capital Management, Inc.	94,500	1,126,440
Brandywine Realty Trust	28,400	395,896
CBL & Associates Properties, Inc.(a)	59,200	1,347,984
Chimera Investment Corp.	54,500	162,410
CommonWealth REIT	4,300	99,201
Corporate Office Properties Trust	14,900	379,652
Corrections Corp. of America	38,502	1,272,491
General Growth Properties, Inc.	23,000	477,020
Hatteras Financial Corp.	24,100	484,169
HCP, Inc.	15,300	671,211
Hospitality Properties Trust	53,100	1,512,819
Host Hotels & Resorts, Inc.(a)	54,100	966,226
Mack-Cali Realty Corp.	35,800	861,348
MFA Financial, Inc.	76,600	611,268
Mid-America Apartment Communities, Inc.	13,700	925,435
Post Properties, Inc.	3,400	158,168
Two Harbors Investment Corp.	60,600	607,818
Ventas, Inc.	3,000	197,220
Vornado Realty Trust	300	25,443
Weyerhaeuser Co.	2,700	76,680

		13,504,151

Road & Rail — 1.1%
AMERCO	2,100	349,272
Hertz Global Holdings, Inc.*(a)	5,800	148,538
Ryder System, Inc.	21,500	1,329,560

		1,827,370

Semiconductors & Semiconductor Equipment — 0.9%
Marvell Technology Group Ltd. (Bermuda)	109,100	1,415,027
NVIDIA Corp.	9,400	135,642

		1,550,669

Software — 1.1%
CA, Inc.	61,500	1,829,010

Specialty Retail — 1.7%
Best Buy Co., Inc.(a)	35,300	1,062,177
Foot Locker, Inc.	24,100	870,733
Staples, Inc.(a)	53,600	912,272

		2,845,182

Textiles, Apparel & Luxury Goods — 0.4%
Hanesbrands, Inc.	10,400	659,984

Thrifts & Mortgage Finance — 0.8%
New York Community Bancorp, Inc.(a)	44,200	670,514
Washington Federal, Inc.	30,000	652,500

		1,323,014

Trading Companies & Distributors — 0.5%
GATX Corp.	14,600	659,628
United Rentals, Inc.*	2,300	131,836

		791,464

Water Utilities — 0.2%
American Water Works Co., Inc.	9,200	392,656

Wireless Telecommunication Services — 0.1%
Telephone & Data Systems, Inc.	7,383	195,723

TOTAL COMMON STOCKS (cost $135,519,777)		166,421,397

EXCHANGE TRADED FUND — 0.2% iShares Russell Midcap Value Index Fund (cost $227,838)	5,500	334,290

TOTAL LONG-TERM INVESTMENTS (cost $135,747,615)		166,755,687
SHORT-TERM INVESTMENT — 16.6%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $27,829,443; includes $26,330,002 of cash collateral for securities on loan)(b)(c)	27,829,443	27,829,443

TOTAL INVESTMENTS — 115.8% (cost $163,577,058)(d)		194,585,130
Liabilities in excess of other assets — (15.8)%		(26,510,583)

NET ASSETS — 100.0%		$168,074,547

The following abbreviations are used in the Portfolio descriptions:

REIT—Real Estate Investment Trust

NASDAQ—National Association for Securities Dealers Automated Quotations

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $25,797,562; cash collateral of $26,330,002 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(d)	The United States federal income tax basis of the Schedule of Investments was $163,727,487; accordingly, net unrealized appreciation on investments for federal income tax purposes was $30,857,643 (gross unrealized appreciation $33,255,596; gross unrealized depreciation $2,397,953). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$166,421,397	$—	$—
Exchanged Traded Fund	334,290	—	—
Affiliated Money Market Mutual Fund	27,829,443	—	—

Total	$194,585,130	$—	$—

Notes to Schedules of Investments (Unaudited)

Securities Valuation: The Funds hold portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Funds’ securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Funds to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Funds’ investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price; they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Funds’ normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with inputs from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Funds invest in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios, Inc. 10

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date September 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date September 23, 2013

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date September 23, 2013

*	Print the name and title of each signing officer under his or her signature.